S000071282 [Member] Expense Example - iShares World ex U.S. Carbon Transition Readiness Aware Active ETF - iShares World ex U.S. Carbon Transition Readiness Aware Active ETF	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	104
Expense Example, with Redemption, 5 Years	193
Expense Example, with Redemption, 10 Years	$ 453